Amount Due from/(to) Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Amount Due from/(to) Related Parties [Abstract]
Schedule of Trade and Non-trade Related Parties
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	24,727	—	—
Amount due from RL Solar Assets Sdn. Bhd.	—	1,181,436	289,745
Amount due from Reservoir Link Renewable Sdn. Bhd.	1,108,818	1,908,621	468,087
Amount due from RL Sigma Engineering Sdn. Bhd.	697,677	697,677	171,104
	1,831,222	3,787,734	928,936
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	100,000	—	—
Amount due from Reservoir Link Energy Bhd.	217,995	433,138	106,226
Amount due from RL Solar Assets Sdn. Bhd.	308,165	308,165	75,577
	626,160	741,303	181,803

Amount due from related parties	2,457,382	4,529,037	1,110,739

Non-trade
Amount due to Reservoir Link Energy Bhd.	1,830,787	—	—
Amount due to Reservoir Link Sdn. Bhd.	258,804	258,804	63,471
Amount due to Solar Bina Engineering Sdn. Bhd.	1,500,000	—	—
Amount due to Reservoir Link Renewable Sdn. Bhd.	—	54,613	13,394
Amount due to Mr. Lee Seng Chi	312,004	156,008	38,261
Amount due to related parties	3,901,595	469,425	115,126

Schedule of Material Transactions with Related Parties

Material Transactions with Related Parties

Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.
Reservoir Link Energy Bhd.	Our largest shareholder.
Reservoir Link Holdings Sdn. Bhd.	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Solar Assets Sdn Bhd (formerly known as RL Sunseap Energy Sdn. Bhd.)	Related company with Reservoir Link Energy Bhd. and joint venture with Founder Assets Sdn Bhd
SRM Utama Selambau Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.

Schedule of Amount Due from/(to) Related Parties
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Revenue from RL Solar Assets Sdn. Bhd.	4,360,439	753,841	184,878
Revenue from Reservoir Link Renewable Sdn. Bhd.	7,368,513	8,130,348	1,993,954
Revenue from RL Sigma Engineering Sdn. Bhd.	2,940,468	—	—
Revenue from SRM Utama Selambau Sdn. Bhd.	—	26,828,939	6,579,752
Total revenue from related parties	14,669,420	35,713,128	8,758,584

Purchases from Reservoir Link Renewable Sdn. Bhd.	386,972	430,333	105,538

Expenses charged by Reservoir Link Energy Bhd.	216,352	—	—

Rental payment to Mr. Lee Seng Chi	156,000	156,000	38,259

Finance cost charged by Reservoir Link Energy Bhd.	59,223	6,862	1,683

Advances to Solar Bina Engineering Sdn. Bhd.	1,500,000	1,004,490	246,349